Other Long-term Liabilities, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Other Liabilities Disclosure [Abstract]
Other Long-term Liabilities, Net
Other Long-term Liabilities, Net
The Company maintains endorsement split-dollar insurance policies with a death benefit ranging from $5.0 million to $10.0 million for one of its current and certain of its former executive officers. The Company is the beneficiary of the policies to the extent of premiums paid or the cash value, whichever is greater, with the death benefit being paid to personal beneficiaries designated by the executive officers.  During the first quarter of 2013, the Company terminated the split-dollar agreements with two of its former executive officers in exchange for $2.2 million in cash. Upon termination, the release of the death benefit and related liabilities and the associated cash termination payment resulted in a net gain of $2.2 million, which was recorded in General and administrative in the Consolidated Statement of Operations and Comprehensive Income. As a result of the terminations, the Company became the sole and exclusive owner of the related split-dollar insurance policies and elected to cancel them.
As of March 31, 2013 and December 31, 2012, the Company had $10.1 million and $14.3 million, respectively, recorded in Other long-term liabilities, net in its Consolidated Balance Sheets for the outstanding obligations under the endorsement split-dollar insurance policies.

Other Long-term Liabilities, Net
Other long-term liabilities, net, consisted of the following (in thousands):

	DECEMBER 31,
	2012	2011
Accrued insurance liability	$42,401	$39,575
Unfavorable leases, net of accumulated amortization of $21,625 and $18,891 at December 31, 2012 and 2011, respectively	57,359	62,012
PEP and Supplemental PEP obligations	102,206	93,877
Deferred gain on Sale-Leaseback Transaction, net of accumulated amortization of $1,610 at December 31, 2012	39,149	—
Other long-term liabilities	23,129	23,288
	$264,244	$218,752

The Company maintains endorsement split-dollar insurance policies with a death benefit ranging from $5.0 million to $10.0 million for certain of its current and former executive officers. The Company is the beneficiary of the policies to the extent of premiums paid or the cash value, whichever is greater, with the death benefit being paid to personal beneficiaries designated by the executive officers. The Company has agreed not to terminate the policies regardless of continued employment.  As of December 31, 2012 and 2011, the Company has $14.3 million and $13.4 million, respectively, recorded in Other long-term liabilities, net in its Consolidated Balance Sheets for the endorsement split-dollar insurance policies.